Significant accounting policies - Additional details (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Selling expenses
Advertising expenses	¥ 192,541		¥ 88,123	¥ 230,721
Shipping expenses	67,632		31,806	46,443
Subsidy income.
Subsidy income	197,311		23,911	16,870
Employee benefits
Employee benefit expenses	¥ 75,028		23,649	16,113
Statutory reserves.
Minimum percentage of general reserve fund	10.00%	10.00%
Maximum percentage of general reserve fund	50.00%	50.00%
Minimum percentage of statutory surplus fund	10.00%	10.00%
Maximum percentage of statutory surplus fund	50.00%	50.00%
Profit appropriation to statutory surplus fund	¥ 1,319		0	156
Segment reporting
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Provision for Loan and Lease Losses
Provision for credit losses	¥ 2,562	$ 402	0	0
Net revenues	¥ 8,520,978	1,337,127	¥ 3,819,712	¥ 1,549,354
Minimum
Provision for Loan and Lease Losses
Net revenues | $		$ 1,350,000